PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ 58,599,000	$ 55,760,000
Additions/ Transfers	3,881,000	2,829,000
Effect Of Movements In Exchange Rates	6,000	10,000
Ending Balance	62,486,000	58,599,000
Accumulated Depletion And Depreciation, Beginning Balance	22,924,000	20,914,000
Accumulated Depletion And Depreciation, Additions / Transfers	835,000	2,010,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	23,759,000	22,924,000
Plant, Equipment And Mining Properties	38,727,000	35,675,000
Office equipment, furniture, and fixtures [Member]
Statement [Line Items]
Beginning Balance	595,000	563,000
Effect Of Movements In Exchange Rates	4,000	1,000
Ending Balance	608,000	595,000
Accumulated Depletion And Depreciation, Beginning Balance	294,000	187,000
Accumulated Depletion And Depreciation, Additions / Transfers	39,000	107,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	333,000	294,000
Plant, Equipment And Mining Properties	275,000	301,000
Additions / Transfers	9,000	31,000
Mine machinery and transportation equipment [Member]
Statement [Line Items]
Beginning Balance	14,240,000	12,955,000
Ending Balance	15,442,000	14,240,000
Accumulated Depletion And Depreciation, Beginning Balance	4,944,000	4,907,000
Accumulated Depletion And Depreciation, Additions / Transfers	126,000	37,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	5,070,000	4,944,000
Plant, Equipment And Mining Properties	10,372,000	9,296,000
Effect Of Movements In Exchange Rates	0	0
Additions / Transfers	1,202,000	1,285,000
Mill machinery and processing equipment [Member]
Statement [Line Items]
Beginning Balance	18,613,000	17,483,000
Ending Balance	19,033,000	18,613,000
Accumulated Depletion And Depreciation, Beginning Balance	6,667,000	5,297,000
Accumulated Depletion And Depreciation, Additions / Transfers	317,000	1,370,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	6,984,000	6,667,000
Plant, Equipment And Mining Properties	12,049,000	11,946,000
Effect Of Movements In Exchange Rates	0	0
Additions / Transfers	420,000	1,130,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	13,038,000	13,149,000
Additions/ Transfers	73,000	(113,000)
Ending Balance	13,119,000	13,038,000
Accumulated Depletion And Depreciation, Beginning Balance	8,856,000	8,643,000
Accumulated Depletion And Depreciation, Additions / Transfers	54,000	213,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	8,910,000	8,856,000
Plant, Equipment And Mining Properties	4,209,000	4,182,000
Effect Of Movements In Exchange Rates	8,000	2,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	335,000	347,000
Ending Balance	575,000	335,000
Accumulated Depletion And Depreciation, Beginning Balance	267,000	256,000
Accumulated Depletion And Depreciation, Additions / Transfers	209,000	11,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	476,000	267,000
Plant, Equipment And Mining Properties	99,000	68,000
Effect Of Movements In Exchange Rates	0	0
Additions / Transfers	240,000	(12,000)
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	11,778,000	11,263,000
Ending Balance	13,709,000	11,778,000
Accumulated Depletion And Depreciation, Beginning Balance	1,896,000	1,624,000
Accumulated Depletion And Depreciation, Additions / Transfers	90,000	272,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	1,986,000	1,896,000
Plant, Equipment And Mining Properties	11,723,000	9,882,000
Effect Of Movements In Exchange Rates	(6,000)	7,000
Additions / Transfers	$ 1,937,000	$ 508,000